FINANCIAL INSTRUMENTS - Financial liabilities (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2022	Dec. 31, 2021
FINANCIAL RISK MANAGEMENT
Total financial liabilities	Rp 97,432	Rp 102,770
Financial liabilities measured at amortized cost | Trade and other payables
FINANCIAL RISK MANAGEMENT
Total financial liabilities	18,920	17,779
Financial liabilities measured at amortized cost | Accrued expenses
FINANCIAL RISK MANAGEMENT
Total financial liabilities	15,445	15,885
Financial liabilities measured at amortized cost | Customers deposits
FINANCIAL RISK MANAGEMENT
Total financial liabilities	44	401
Financial liabilities measured at amortized cost | Short-term bank loans
FINANCIAL RISK MANAGEMENT
Total financial liabilities	8,191	6,682
Financial liabilities measured at amortized cost | Two-step loans.
FINANCIAL RISK MANAGEMENT
Total financial liabilities	209	355
Financial liabilities measured at amortized cost | Bonds and notes payable
FINANCIAL RISK MANAGEMENT
Total financial liabilities	4,793	6,993
Financial liabilities measured at amortized cost | Long-term bank loans
FINANCIAL RISK MANAGEMENT
Total financial liabilities	29,873	36,056
Financial liabilities measured at amortized cost | Lease liabilities
FINANCIAL RISK MANAGEMENT
Total financial liabilities	18,473	15,888
Financial liabilities measured at amortized cost | Other borrowings.
FINANCIAL RISK MANAGEMENT
Total financial liabilities	1,314	2,605
Financial liabilities measured at amortized cost | Other liabilities
FINANCIAL RISK MANAGEMENT
Total financial liabilities	Rp 170	Rp 126